FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth the fair values of the Plan’s investments by asset category as of December 31, 2025 (in thousands):

	Level 1	Total
Mutual funds	$10,411	$10,411
Roper Technologies, Inc. common stock fund	17,488	17,488
Total assets in the fair value hierarchy	$27,899	$27,899
Investments measured at NAV:
CCTs*		138,369
Total investments, at fair value		$166,268

The following table sets forth the fair values of the Plan’s investments by asset category as of December 31, 2024 (in thousands):

	Level 1	Total
Mutual funds	$33,836	$33,836
Roper Technologies, Inc. common stock fund	22,205	22,205
Total assets in the fair value hierarchy	$56,041	$56,041
Investments measured at NAV:
CCTs*		101,789
Total investments, at fair value		$157,830

* In accordance with FASB ASC Subtopic 820-10, certain investments that were measured at NAV per unit (or its equivalent) have not been classified within the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following table summarizes investments measured at fair value based on NAV per unit as of December 31, 2025 and 2024 (in thousands):

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
CCT Funds	$138,369	N/A	Daily	Daily

December 31, 2024
CCT Funds	$101,789	N/A	Daily	Daily